Fair Value of Assets and Liabilities Measured on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 4,700
Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	9,560	4,830
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	4,655	4,470
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Significant Other Observable Inputs (Level 2) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	9,560	4,830
Significant Other Observable Inputs (Level 2) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	4,655	4,470
Significant Unobservable Inputs (Level 3) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Significant Unobservable Inputs (Level 3) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 0	$ 0